STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2014
Convertible Preferred Shares [Member] | Series C Convertible preferred Shares [Member]
Issuance cost	$ 3
Convertible Preferred Shares [Member] | Series D Convertible preferred Shares [Member]
Issuance cost		204
Convertible Preferred Shares [Member] | Series E convertible preferred shares [Member]
Issuance cost			212
Ordinary Share [Member]
Issuance cost			$ 5,138